Income Taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Net income (loss) before income taxes	$ 763.9	$ (364.2)
Statutory tax rate	26.50%	26.50%
Tax expense (recovery) at statutory rate	$ 202.4	$ (96.5)
Change in unrecognized deductible temporary differences	(1.1)	8.1
Impact of Barbados corporate tax reform	49.1
Income not taxable	(0.8)	(5.5)
Differences in foreign statutory tax rates	(58.1)	195.7
Global minimum tax	19.8
Differences due to changing future tax rates	0.1	(0.9)
Foreign withholding tax	0.5	0.6
Adjustments in respect of prior years	(1.3)	(0.3)
Other	1.2	1.0
Income tax expense	$ 211.8	$ 102.2